SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Revenue from nonmonetary transactions	$ 473	$ 209	$ 102
Sales related tax, percentage of total revenue	8.50%
VAT rate	6.00%
VAT	$ 2,647	3,610	5,854
Agency fee reversal	403	70	1,066
Advertising expenses	350	1,785	469
Government subsidies	$ 513	$ 491	$ 755
Revenues [Member] | Customer A [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	0.00%	1.80%	21.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rate	3.00%
Minimum [Member] | Concession Fees [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rate	6.00%
Maximum [Member] | Concession Fees [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years